SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of research and development expenses) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Supplementary Financial Statement Information [Abstract]
Payroll and related expenses	$ 763	$ 1,000	$ 1,687	$ 1,957
Clinical and preclinical trials expenses	1,850	905	3,660	3,693
Professional consulting and subcontracted work	1,656	214	4,722	1,451
Supplier-led manufacturing development	0	0	2,749	0
Other	377	319	671	682
Total Research and development expenses	$ 4,646	$ 2,438	$ 13,489	$ 7,783